UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: September 30, 2007
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California November 5, 2007

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		28

Form 13F Information Table Value Total:		$47,525
List of Other Included Managers:


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     2458 43129.238SH       SOLE                43129.238
*** SCHLUMBERGER LTD           COM              806857108     2663 25360.000SH       SOLE                25360.000
ADOBE SYSTEMS INC  (DE)        COM              00724f101     2014 46138.000SH       SOLE                46138.000
AFLAC INC                      COM              001055102     1689 29605.979SH       SOLE                29605.979
ALTRIA GROUP INC               COM              022095103      487 7000.000 SH       SOLE                 7000.000
BOEING CO                      COM              097023105      208 1981.000 SH       SOLE                 1981.000
CERNER CORP                    COM              156782104     2265 37875.000SH       SOLE                37875.000
CHEVRON CORP                   COM              166764100     2282 24381.357SH       SOLE                24381.357
CISCO SYS INC                  COM              17275r102     1636 49372.000SH       SOLE                49372.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1734 21735.000SH       SOLE                21735.000
CONOCOPHILLIPS                 COM              20825c104     1975 22505.852SH       SOLE                22505.852
EMC CORP                       COM              268648102     1940 93250.000SH       SOLE                93250.000
EXXON MOBIL CORP               COM              30231g102      504 5440.000 SH       SOLE                 5440.000
FACTSET RESEARCH SYSTEM        COM              303075105     1765 25750.000SH       SOLE                25750.000
IMMUCOR INC                    COM              452526106     1920 53700.000SH       SOLE                53700.000
INTEL CORP                     COM              458140100     1177 45520.408SH       SOLE                45520.408
JOHNSON & JOHNSON              COM              478160104     1750 26630.196SH       SOLE                26630.196
LABORATORY CORP AMER HLDGS NEW COM              50540r409     2748 35124.000SH       SOLE                35124.000
MICROSOFT CORP                 COM              594918104     1251 42469.620SH       SOLE                42469.620
P G & E CORPORATION            COM              69331c108      341 7136.000 SH       SOLE                 7136.000
PRUDENTIAL FINANCIAL INC       COM              744320102     2430 24900.000SH       SOLE                24900.000
STRYKER CORP                   COM              863667101     2107 30650.000SH       SOLE                30650.000
SUN MICROSYSTEMS INC           COM              866810104      305 54196.000SH       SOLE                54196.000
TARGET CORP                    COM              87612e106     2069 32554.347SH       SOLE                32554.347
WATERS CORP                    COM              941848103     2215 33100.000SH       SOLE                33100.000
WELLPOINT INC                  COM              94973v107     1731 21930.000SH       SOLE                21930.000
WHOLE FOODS MKT INC            COM              966837106     1365 27874.202SH       SOLE                27874.202
XTO ENERGY INC                 COM              98385x106     2497 40375.000SH       SOLE                40375.000